Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	TRISALUS LIFE SCIENCES, INC.
Entity Central Index Key	0001826667
Entity Tax Identification Number	85-3009869
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6272 W. 91st Ave.
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80031
City Area Code	(303)
Local Phone Number	442-1222
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6272 W. 91st Ave.
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80031
City Area Code	(888)
Local Phone Number	321-5212
Contact Personnel Name	Mary Szela